Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Income Taxes
Current income taxes				$ 0	$ 0
Deferred income taxes				$ 0	$ 0
Effective income tax rate		(0.30%)	0.00%	0.00%	0.00%
Income tax expense	$ 163,621	$ 163,621	$ 0
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0	$ 0	$ 0